Note 11 - Lease - Maturities of Lease Liabilities (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Three months ending December 31, 2019	$ 87
Year ending December 31, 2020	780
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793
Total lease payments	3,235
Less imputed interest	(602)
Present value of lease liabilities	$ 2,633